Leases - Schedule of future minimum lease payments for the Company's operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 2,605
2027	1,200
2028	839
2029	866
2030	898
Thereafter	670
Total undiscounted lease payments	7,078
Less: Imputed interest	(1,578)
Present value of lease liabilities	5,500
Less: Operating lease liabilities, current	(1,916)	$ (1,638)
Operating lease liabilities, noncurrent	$ 3,584	$ 5,723